Long-Term Debt (Term Loans) (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2016	Nov. 13, 2013	Mar. 25, 2013
Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 550.0
Debt Instrument, Periodic Payment, Principal	$ 1.4
Debt Instrument, Interest Rate, Stated Percentage			4.25%
Debt Instrument, Interest Rate, Effective Percentage		4.65%
Senior Notes [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 350.0
Debt Instrument, Interest Rate, Stated Percentage				6.25%
Debt Instrument, Interest Rate, Effective Percentage		6.52%
Base Rate [Member] | Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Eurodollar [Member] | Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.25%
Eurodollar [Member] | Line of Credit [Member] | Minimum [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			1.00%